Shareholder Report		12 Months Ended
	Jun. 01, 2024	May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key		0000203142
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2025
C000016734
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class A
Trading Symbol		NOTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 2.60% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Performance for municipal bonds was hurt by a high supply of new issues coming to market. This negative impact was partly softened by positive investor flows into tax-free funds. Yields rose and prices declined for longer maturity municipals.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning contributed positively as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to higher education, continuing care retirement community and prepaid gas bonds also aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
'15	$9,725	$10,000
'15	$9,668	$9,991
'15	$9,728	$10,063
'15	$9,756	$10,083
'15	$9,817	$10,156
'15	$9,862	$10,196
'15	$9,915	$10,237
'15	$9,990	$10,309
'16	$10,075	$10,432
'16	$10,088	$10,448
'16	$10,189	$10,481
'16	$10,275	$10,558
'16	$10,335	$10,587
'16	$10,527	$10,755
'16	$10,529	$10,762
'16	$10,563	$10,777
'16	$10,521	$10,723
'16	$10,412	$10,610
'16	$10,012	$10,215
'16	$10,091	$10,334
'17	$10,138	$10,403
'17	$10,220	$10,475
'17	$10,243	$10,498
'17	$10,309	$10,574
'17	$10,468	$10,742
'17	$10,458	$10,703
'17	$10,515	$10,790
'17	$10,605	$10,872
'17	$10,568	$10,816
'17	$10,598	$10,843
'17	$10,595	$10,785
'17	$10,722	$10,898
'18	$10,606	$10,769
'18	$10,551	$10,737
'18	$10,591	$10,777
'18	$10,570	$10,738
'18	$10,689	$10,861
'18	$10,703	$10,870
'18	$10,717	$10,897
'18	$10,722	$10,925
'18	$10,656	$10,854
'18	$10,519	$10,787
'18	$10,562	$10,907
'18	$10,636	$11,037
'19	$10,699	$11,121
'19	$10,764	$11,180
'19	$10,955	$11,357
'19	$10,991	$11,400
'19	$11,183	$11,557
'19	$11,237	$11,599
'19	$11,308	$11,693
'19	$11,508	$11,877
'19	$11,450	$11,782
'19	$11,447	$11,803
'19	$11,471	$11,833
'19	$11,526	$11,869
'20	$11,750	$12,082
'20	$11,975	$12,238
'20	$10,892	$11,794
'20	$10,537	$11,646
'20	$10,876	$12,016
'20	$11,245	$12,115
'20	$11,499	$12,319
'20	$11,512	$12,262
'20	$11,498	$12,264
'20	$11,493	$12,227
'20	$11,759	$12,412
'20	$11,993	$12,488
'21	$12,203	$12,567
'21	$12,013	$12,367
'21	$12,105	$12,444
'21	$12,287	$12,548
'21	$12,459	$12,586
'21	$12,574	$12,620
'21	$12,698	$12,725
'21	$12,650	$12,678
'21	$12,521	$12,587
'21	$12,463	$12,550
'21	$12,637	$12,657
'21	$12,690	$12,677
'22	$12,326	$12,330
'22	$12,206	$12,286
'22	$11,680	$11,888
'22	$11,144	$11,559
'22	$11,269	$11,730
'22	$10,802	$11,538
'22	$11,255	$11,843
'22	$10,938	$11,584
'22	$10,241	$11,139
'22	$10,058	$11,046
'22	$10,654	$11,563
'22	$10,610	$11,596
'23	$11,042	$11,929
'23	$10,751	$11,660
'23	$10,933	$11,918
'23	$10,948	$11,891
'23	$10,901	$11,788
'23	$11,086	$11,906
'23	$11,144	$11,953
'23	$11,009	$11,781
'23	$10,649	$11,436
'23	$10,417	$11,338
'23	$11,171	$12,058
'23	$11,517	$12,339
'24	$11,579	$12,275
'24	$11,641	$12,291
'24	$11,713	$12,291
'24	$11,551	$12,139
'24	$11,591	$12,103
'24	$11,876	$12,289
'24	$12,028	$12,401
'24	$12,137	$12,498
'24	$12,324	$12,622
'24	$12,118	$12,438
'24	$12,375	$12,653
'24	$12,156	$12,468
'25	$12,188	$12,531
'25	$12,369	$12,655
'25	$12,117	$12,441
'25	$11,952	$12,341
'25	$11,893	$12,348

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	2.60%	1.80%	2.03%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-0.22%	1.24%	1.75%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
AssetsNet		$ 443,629,906
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 2,118,825
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	443,629,906
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	2,118,825
Modified Duration to Worst	8.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Other	2%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	11%
A	13%
BBB	18%
BB	10%
B	1%
CCC	0%
Not Rated	42%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	8%
California	7%
Wisconsin	7%
New York	7%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.86%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.86%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016737
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class C
Trading Symbol		NOTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.60%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 1.86% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Performance for municipal bonds was hurt by a high supply of new issues coming to market. This negative impact was partly softened by positive investor flows into tax-free funds. Yields rose and prices declined for longer maturity municipals.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning contributed positively as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to higher education, continuing care retirement community and prepaid gas bonds also aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
'15	$10,000	$10,000
'15	$9,935	$9,991
'15	$9,991	$10,063
'15	$10,013	$10,083
'15	$10,069	$10,156
'15	$10,101	$10,196
'15	$10,149	$10,237
'15	$10,228	$10,309
'16	$10,308	$10,432
'16	$10,315	$10,448
'16	$10,412	$10,481
'16	$10,485	$10,558
'16	$10,540	$10,587
'16	$10,737	$10,755
'16	$10,724	$10,762
'16	$10,752	$10,777
'16	$10,703	$10,723
'16	$10,585	$10,610
'16	$10,180	$10,215
'16	$10,254	$10,334
'17	$10,295	$10,403
'17	$10,373	$10,475
'17	$10,390	$10,498
'17	$10,450	$10,574
'17	$10,605	$10,742
'17	$10,580	$10,703
'17	$10,639	$10,790
'17	$10,715	$10,872
'17	$10,678	$10,816
'17	$10,703	$10,843
'17	$10,693	$10,785
'17	$10,814	$10,898
'18	$10,681	$10,769
'18	$10,629	$10,737
'18	$10,654	$10,777
'18	$10,626	$10,738
'18	$10,748	$10,861
'18	$10,755	$10,870
'18	$10,762	$10,897
'18	$10,760	$10,925
'18	$10,679	$10,854
'18	$10,543	$10,787
'18	$10,581	$10,907
'18	$10,648	$11,037
'19	$10,695	$11,121
'19	$10,753	$11,180
'19	$10,947	$11,357
'19	$10,976	$11,400
'19	$11,151	$11,557
'19	$11,207	$11,599
'19	$11,262	$11,693
'19	$11,463	$11,877
'19	$11,398	$11,782
'19	$11,388	$11,803
'19	$11,405	$11,833
'19	$11,452	$11,869
'20	$11,667	$12,082
'20	$11,882	$12,238
'20	$10,792	$11,794
'20	$10,443	$11,646
'20	$10,773	$12,016
'20	$11,130	$12,115
'20	$11,375	$12,319
'20	$11,381	$12,262
'20	$11,358	$12,264
'20	$11,337	$12,227
'20	$11,603	$12,412
'20	$11,826	$12,488
'21	$12,025	$12,567
'21	$11,830	$12,367
'21	$11,914	$12,444
'21	$12,085	$12,548
'21	$12,246	$12,586
'21	$12,351	$12,620
'21	$12,464	$12,725
'21	$12,410	$12,678
'21	$12,276	$12,587
'21	$12,212	$12,550
'21	$12,374	$12,657
'21	$12,418	$12,677
'22	$12,055	$12,330
'22	$11,930	$12,286
'22	$11,419	$11,888
'22	$10,879	$11,559
'22	$10,994	$11,730
'22	$10,532	$11,538
'22	$10,966	$11,843
'22	$10,651	$11,584
'22	$9,966	$11,139
'22	$9,782	$11,046
'22	$10,356	$11,563
'22	$10,306	$11,596
'23	$10,718	$11,929
'23	$10,430	$11,660
'23	$10,601	$11,918
'23	$10,608	$11,891
'23	$10,555	$11,788
'23	$10,727	$11,906
'23	$10,777	$11,953
'23	$10,640	$11,781
'23	$10,285	$11,436
'23	$10,055	$11,338
'23	$10,776	$12,058
'23	$11,103	$12,339
'24	$11,155	$12,275
'24	$11,208	$12,291
'24	$11,270	$12,291
'24	$11,108	$12,139
'24	$11,139	$12,103
'24	$11,405	$12,289
'24	$11,544	$12,401
'24	$11,640	$12,498
'24	$11,823	$12,622
'24	$11,618	$12,438
'24	$11,857	$12,653
'24	$11,630	$12,468
'25	$11,664	$12,531
'25	$11,819	$12,655
'25	$11,572	$12,441
'25	$11,410	$12,341
'25	$11,347	$12,348

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	1.86%	1.04%	1.27%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.88%	1.04%	1.27%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
AssetsNet		$ 443,629,906
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 2,118,825
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	443,629,906
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	2,118,825
Modified Duration to Worst	8.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Other	2%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	11%
A	13%
BBB	18%
BB	10%
B	1%
CCC	0%
Not Rated	42%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	8%
California	7%
Wisconsin	7%
New York	7%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.57% to 1.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.57% to 1.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016738
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class S
Trading Symbol		SHYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 2.87% for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Performance for municipal bonds was hurt by a high supply of new issues coming to market. This negative impact was partly softened by positive investor flows into tax-free funds. Yields rose and prices declined for longer maturity municipals.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning contributed positively as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to higher education, continuing care retirement community and prepaid gas bonds also aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index
'15	$10,000	$10,000
'15	$9,952	$9,991
'15	$10,008	$10,063
'15	$10,039	$10,083
'15	$10,103	$10,156
'15	$10,151	$10,196
'15	$10,208	$10,237
'15	$10,287	$10,309
'16	$10,378	$10,432
'16	$10,393	$10,448
'16	$10,499	$10,481
'16	$10,589	$10,558
'16	$10,654	$10,587
'16	$10,853	$10,755
'16	$10,858	$10,762
'16	$10,896	$10,777
'16	$10,854	$10,723
'16	$10,745	$10,610
'16	$10,334	$10,215
'16	$10,426	$10,334
'17	$10,477	$10,403
'17	$10,556	$10,475
'17	$10,582	$10,498
'17	$10,653	$10,574
'17	$10,819	$10,742
'17	$10,811	$10,703
'17	$10,872	$10,790
'17	$10,968	$10,872
'17	$10,940	$10,816
'17	$10,965	$10,843
'17	$10,964	$10,785
'17	$11,098	$10,898
'18	$10,980	$10,769
'18	$10,925	$10,737
'18	$10,969	$10,777
'18	$10,950	$10,738
'18	$11,076	$10,861
'18	$11,092	$10,870
'18	$11,109	$10,897
'18	$11,116	$10,925
'18	$11,050	$10,854
'18	$10,911	$10,787
'18	$10,958	$10,907
'18	$11,037	$11,037
'19	$11,105	$11,121
'19	$11,174	$11,180
'19	$11,375	$11,357
'19	$11,414	$11,400
'19	$11,616	$11,557
'19	$11,675	$11,599
'19	$11,751	$11,693
'19	$11,961	$11,877
'19	$11,903	$11,782
'19	$11,902	$11,803
'19	$11,940	$11,833
'19	$11,990	$11,869
'20	$12,225	$12,082
'20	$12,461	$12,238
'20	$11,338	$11,794
'20	$10,971	$11,646
'20	$11,326	$12,016
'20	$11,712	$12,115
'20	$11,979	$12,319
'20	$11,995	$12,262
'20	$11,982	$12,264
'20	$11,980	$12,227
'20	$12,260	$12,412
'20	$12,506	$12,488
'21	$12,728	$12,567
'21	$12,532	$12,367
'21	$12,631	$12,444
'21	$12,823	$12,548
'21	$13,006	$12,586
'21	$13,128	$12,620
'21	$13,260	$12,725
'21	$13,213	$12,678
'21	$13,081	$12,587
'21	$13,024	$12,550
'21	$13,208	$12,657
'21	$13,265	$12,677
'22	$12,889	$12,330
'22	$12,765	$12,286
'22	$12,218	$11,888
'22	$11,660	$11,559
'22	$11,795	$11,730
'22	$11,308	$11,538
'22	$11,774	$11,843
'22	$11,456	$11,584
'22	$10,728	$11,139
'22	$10,539	$11,046
'22	$11,166	$11,563
'22	$11,121	$11,596
'23	$11,576	$11,929
'23	$11,274	$11,660
'23	$11,468	$11,918
'23	$11,485	$11,891
'23	$11,439	$11,788
'23	$11,624	$11,906
'23	$11,699	$11,953
'23	$11,560	$11,781
'23	$11,184	$11,436
'23	$10,944	$11,338
'23	$11,737	$12,058
'23	$12,103	$12,339
'24	$12,170	$12,275
'24	$12,226	$12,291
'24	$12,316	$12,291
'24	$12,149	$12,139
'24	$12,194	$12,103
'24	$12,495	$12,289
'24	$12,658	$12,401
'24	$12,775	$12,498
'24	$12,975	$12,622
'24	$12,762	$12,438
'24	$13,034	$12,653
'24	$12,806	$12,468
'25	$12,843	$12,531
'25	$13,036	$12,655
'25	$12,773	$12,441
'25	$12,603	$12,341
'25	$12,543	$12,348

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	2.87%	2.06%	2.29%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
AssetsNet		$ 443,629,906
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 2,118,825
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	443,629,906
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	2,118,825
Modified Duration to Worst	8.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Other	2%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	11%
A	13%
BBB	18%
BB	10%
B	1%
CCC	0%
Not Rated	42%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	8%
California	7%
Wisconsin	7%
New York	7%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.57% to 0.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.57% to 0.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016739
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		NOTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 2.86% for the period ended May 31, 2025. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period.

Performance for municipal bonds was hurt by a high supply of new issues coming to market. This negative impact was partly softened by positive investor flows into tax-free funds. Yields rose and prices declined for longer maturity municipals.

The Fund was overweight issues rated BBB (the lowest investment grade category) as well as below investment grade, high yield issues. This positioning contributed positively as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to higher education, continuing care retirement community and prepaid gas bonds also aided performance.

The Fund’s tilt toward longer maturities weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, underweight allocations to utility and tax-backed bonds detracted from the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
'15	$1,000,000	$1,000,000
'15	$995,125	$999,089
'15	$1,001,493	$1,006,326
'15	$1,004,539	$1,008,302
'15	$1,010,056	$1,015,606
'15	$1,014,862	$1,019,644
'15	$1,020,497	$1,023,698
'15	$1,029,265	$1,030,890
'16	$1,038,273	$1,043,190
'16	$1,039,798	$1,044,831
'16	$1,050,443	$1,048,140
'16	$1,058,606	$1,055,847
'16	$1,065,076	$1,058,703
'16	$1,085,010	$1,075,545
'16	$1,085,461	$1,076,202
'16	$1,089,228	$1,077,654
'16	$1,085,164	$1,072,275
'16	$1,074,275	$1,061,026
'16	$1,033,196	$1,021,455
'16	$1,042,439	$1,033,447
'17	$1,047,540	$1,040,260
'17	$1,055,412	$1,047,483
'17	$1,057,993	$1,049,757
'17	$1,065,950	$1,057,374
'17	$1,082,576	$1,074,155
'17	$1,080,909	$1,070,302
'17	$1,087,905	$1,078,961
'17	$1,096,553	$1,087,172
'17	$1,093,768	$1,081,645
'17	$1,097,197	$1,084,285
'17	$1,096,195	$1,078,479
'17	$1,109,582	$1,089,751
'18	$1,097,756	$1,076,921
'18	$1,092,299	$1,073,703
'18	$1,096,709	$1,077,666
'18	$1,094,773	$1,073,820
'18	$1,108,286	$1,086,116
'18	$1,109,964	$1,087,043
'18	$1,110,710	$1,089,681
'18	$1,112,397	$1,092,480
'18	$1,104,879	$1,085,407
'18	$1,091,826	$1,078,723
'18	$1,095,656	$1,090,663
'18	$1,103,549	$1,103,722
'19	$1,110,353	$1,112,065
'19	$1,117,230	$1,118,019
'19	$1,138,301	$1,135,692
'19	$1,142,254	$1,139,960
'19	$1,161,438	$1,155,676
'19	$1,168,284	$1,159,943
'19	$1,174,937	$1,169,291
'19	$1,196,901	$1,187,735
'19	$1,190,182	$1,178,214
'19	$1,191,073	$1,180,325
'19	$1,193,868	$1,183,277
'19	$1,198,848	$1,186,890
'20	$1,223,399	$1,208,215
'20	$1,247,009	$1,223,795
'20	$1,133,702	$1,179,404
'20	$1,096,962	$1,164,602
'20	$1,133,491	$1,201,649
'20	$1,172,076	$1,211,539
'20	$1,198,774	$1,231,944
'20	$1,200,390	$1,226,164
'20	$1,198,149	$1,226,424
'20	$1,197,916	$1,222,740
'20	$1,226,914	$1,241,192
'20	$1,251,587	$1,248,753
'21	$1,273,757	$1,256,711
'21	$1,254,153	$1,236,744
'21	$1,263,006	$1,244,371
'21	$1,283,268	$1,254,808
'21	$1,301,517	$1,258,552
'21	$1,312,759	$1,262,008
'21	$1,326,998	$1,272,475
'21	$1,322,268	$1,267,805
'21	$1,308,034	$1,258,656
'21	$1,303,327	$1,254,976
'21	$1,321,761	$1,265,660
'21	$1,326,430	$1,267,702
'22	$1,288,777	$1,233,001
'22	$1,277,486	$1,228,584
'22	$1,222,816	$1,188,757
'22	$1,165,960	$1,155,877
'22	$1,179,380	$1,173,047
'22	$1,131,794	$1,153,834
'22	$1,178,369	$1,184,320
'22	$1,145,499	$1,158,364
'22	$1,073,849	$1,113,905
'22	$1,053,890	$1,104,641
'22	$1,116,569	$1,156,309
'22	$1,113,240	$1,159,619
'23	$1,157,633	$1,192,929
'23	$1,127,445	$1,165,954
'23	$1,146,794	$1,191,824
'23	$1,148,546	$1,189,101
'23	$1,143,906	$1,178,797
'23	$1,163,536	$1,190,605
'23	$1,171,007	$1,195,315
'23	$1,156,025	$1,178,107
'23	$1,118,447	$1,143,578
'23	$1,094,421	$1,133,846
'23	$1,174,935	$1,205,824
'23	$1,210,383	$1,233,850
'24	$1,217,106	$1,227,548
'24	$1,223,847	$1,229,125
'24	$1,232,837	$1,229,086
'24	$1,214,999	$1,213,864
'24	$1,219,479	$1,210,303
'24	$1,249,599	$1,228,855
'24	$1,265,898	$1,240,055
'24	$1,277,610	$1,249,835
'24	$1,298,813	$1,262,188
'24	$1,277,457	$1,243,784
'24	$1,304,627	$1,265,269
'24	$1,280,694	$1,246,848
'25	$1,285,545	$1,253,097
'25	$1,304,879	$1,265,522
'25	$1,278,599	$1,244,075
'25	$1,260,347	$1,234,052
'25	$1,254,386	$1,234,844

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	2.86%	2.05%	2.29%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
AssetsNet		$ 443,629,906
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 2,118,825
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	443,629,906
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	2,118,825
Modified Duration to Worst	8.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Other	2%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	11%
A	13%
BBB	18%
BB	10%
B	1%
CCC	0%
Not Rated	42%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	8%
California	7%
Wisconsin	7%
New York	7%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.57% to 0.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.57% to 0.61%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.